Management’s statement and basis of preparation and presentation of financial statements	12 Months Ended
Dec. 31, 2025
Managements Statement And Basis Of Preparation And Presentation Of Financial Statements
Management’s statement and basis of preparation and presentation of financial statements

2.	Management’s statement and basis of preparation and presentation of financial statements

The financial statements have been prepared in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).

The significant accounting policies applied in the preparation of these financial statements are described below and/or presented in their respective notes. Those policies were consistently applied in the years presented.

a. General criteria for preparation and disclosure

The financial statements were prepared considering the historical cost as value basis, except for derivative financial instruments that have been measured at fair value.

Assets and liabilities are classified according to their degree of liquidity and collectability. They are reported as current when they are likely to be realized or settled over the next 12 months. Otherwise, they are stated as non-current. Deferred income tax and social contribution balances (assets and liabilities) and provision for lawsuits and administrative proceedings that are fully classified as non-current.

In connection with the preparation of these financial statements, Management concluded that there is no evidence of uncertainties about the Company’s going concern. Therefore, the financial statements were prepared based on the going concern assumption.

Interests paid from loans and financing are classified as financing cash flow in the statement of cash flow as it represents costs of obtaining financial resources.

b. Functional and presentation currency

The financial statements are presented in Brazilian Real (R$), which is also the functional currency of the Company and its associate.

Transactions in foreign currency are recognized by the exchange rate on the date of transaction. Monetary items in foreign currency are translated into Brazilian reais at the foreign exchange rate prevailing on the balance sheet date, informed by the Central Bank of Brazil. Foreign exchange gains and losses linked to these items are recorded in the statement of income.

c.	Segment information

Operating segments are components of the entity that carry out business activities from which revenues can be obtained and expenses are incurred. Its operating results are regularly reviewed by the Company’s Chief Operating Decision Maker (CODM), who makes decisions on resource allocation and evaluates segment performance. For the segment to exist, individualized financial information is required.

The Company’s CODM is the Executive Board, which, along with the Board of Directors, are responsible for making the strategic decisions of the Company and its management.

The Company’s strategy is focused on optimizing results. Although there are diverse operating activities, decision makers understand that the Company represents only one business segment and does not contemplate specific strategies focused only on one service line. All decisions regarding strategic, financial planning, purchases, investments and investment of resources are made on a consolidated basis. The aim is to maximize the result obtained by operating the SMP, STFC and SCM licenses.

d.	Business combination and goodwill

Business combinations are accounted for under the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interest in the acquiree, regardless of their proportion. For each business combination the Company chooses to measure the non-controlling interest in the acquiree at the fair value or based on its proportional interest in the net assets identifiable of the acquiree. Costs directly attributable to the acquisition are accounted for as expense when incurred.

When the Company acquires a business, it assesses the financial assets and liabilities assumed in order to classify and to allocate them in accordance with contractual terms, economic circumstances and pertinent conditions on the acquisition date, which includes segregation by the acquired entity of built-in derivatives existing in the acquired entity’s host contracts.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value on the acquisition date. Subsequent changes to the fair value of the contingent consideration which is deemed to be an asset or liability that is a financial instrument is recognized in the statement of income in accordance with IFRS 9, Financial Instruments.

Goodwill is initially measured at cost (being the excess of the consideration transferred in relation to the net identifiable assets acquired and liabilities assumed. If the consideration transferred is lower than fair value of net assets acquired, the gain in bargain purchase is recognized in the statement of income.

After initial recognition, goodwill is carried at cost less any accumulated impairment losses. For impairment testing purposes, goodwill acquired in a business combination is, from the acquisition date, allocated to each cash-generating units of the Company that are expected to benefit by the synergies of combination, regardless of whether other assets or liabilities of the acquiree are allocated to those units.

When goodwill is part of a cash generating unit and a portion of operation within this unit is disposed of, the goodwill associated with the disposed operation in included in the cost of the operation when determining the gain or loss on disposal. Goodwill disposed under these circumstances is determined based on the relative values of the portion disposed of, in relation to the cash generating unit retained.

e.	Approval of financial statements

These financial statements were approved by the Board of Directors of the Company on March 30, 2026.

f.	New standards, amendments and interpretations of standards

f.1 The following new standards/amendments were issued by the International Accounting Standards Board (IASB), are effective for the year ended December 31, 2025.

IAS 21 – Effects of changes in exchange rates and translation of financial statements

In March 2024, the IASB issued an amendment regarding Lack of Exchangeability, seeking to define the concept of exchangeable currency and provide guidance on procedures for non-exchangeable currencies, determining that exchangeability should be assessed at the measurement date based on the purpose of the transaction. If the currency is not exchangeable, the entity must estimate the exchange rate that reflects market conditions. In situations with multiple rates, the one that best represents the settlement of the cash flows should be used.

The pronouncement also highlights the importance of disclosures about non-exchangeable currencies, so that users of the financial statements understand the financial impacts, risks involved and criteria used in estimating the exchange rate.

The amendments are effective for financial statement periods starting on or after January 1, 2025.

The amendments did not have any impact on the financial statements.

International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12

The amendments to IAS 12 were introduced in response to the Organization for Economic Cooperation and Development (“OECD”) Pillar Two rules on BEPS and include the following:

•	A mandatory temporary exception to the recognition and disclosure of deferred taxes arising from jurisdictional implementation of Pillar Two model rules; and
•	Disclosure requirements for affected entities to help users of financial statements better understand an entity’s exposure to Pillar Two income taxes arising from such legislation, especially before the effective date.

Pursuant to paragraphs 88C and 88D of IAS 12 - Income Taxes, the Company assessed the possible impacts arising from the Pillar Two legislation, a global initiative of the OECD. This legislation establishes a minimum tax rate for large corporate groups that fall within the scope of said rules, which must calculate their effective tax rate in each country where they operate. In the context of this regulation, this rate is called the “GloBE Effective Tax Rate”.

If the GloBE Effective Tax Rate of any entity in the economic group, considered by jurisdiction in which the group operates, is lower than the minimum rate of 15%, the multinational will undertake to pay an additional tax on income, referring to the difference between its effective GloBE rate and the established minimum rate.

This rule was initially introduced by Provisional Act 1262 of October 3, 2024, and it was subsequently subject to Law 15079 of December 27, 2024, which creates the Additional Social Contribution on Net Profit (CSLL) in the process of adapting Brazilian legislation to the GloBE Rules as of 2025.

The aforementioned rules applied to our group as of 2025, given that its constituent entities have earned revenues in excess of € 750,000,000 in the consolidated financial statements of the ultimate investing entity (Telecom Italia) in the last four years. The Company continues to carry out studies to assess potential impacts from the application of Pillar Two arising from the operations of the Telecom Italia Group in Brazil. For the year 2025, based on studies conducted to date, there were no significant impacts, as the Company met the established thresholds.

f.2 The following new standards were issued by the International Accounting Standards Board (IASB), but are not in effect for the period ended on December 31, 2025. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they come into force.

IFRS 18: Presentation and disclosure of financial statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 - Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of income, including specified totals and subtotals. Moreover, entities are required to classify all revenues and expenses within the statement of income in one of five categories: operating, investment, financing, income taxes and discontinued operations, of which the first three are new.

The standard also requires the disclosure of newly defined management-defined performance measures, subtotals of revenues and expenses, and it also includes new requirements for the aggregation and disaggregation of financial information based on the identified “roles” of the primary financial statements and the notes.

Furthermore, narrow-scope amendments were made to IAS 7 - Statement of Cash Flows, which include changing the starting point for determining cash flows from operations using the indirect method, from “income or loss” to “operating income or loss” and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

The adoption of IFRS 18 does not change the values of assets, liabilities, or shareholders’ equity, but it significantly impacts the way the financial statements will be presented. The main change occurs in the statement of income, which will present revenues and expenses classified into operational, investment, and financing categories, in addition to the inclusion of the mandatory subtotals of Operating Profit and Profit before Financing and Income Tax.

In summary, the expected effects on the Company focus on the presentation and transparency of information, with no impact on net profit or shareholders’ equity, but with a need to adjust the notes and internal systems for the classification of transactions according to the new categories.

The Company is currently working to identify all the impacts that the changes will have on the primary financial statements and notes to the financial statements. The initial expected material impacts on the Company’s financial statements are as follows:

• Foreign exchange differences will be classified in the category of the statement of income where the related income and expense from the item giving rise to the foreign exchange differences.

• New disclosures will be included: (a) Management-defined performance measures (MPMs); (b) specified expenses by nature, if expenses are presented by function in the operating category of the statement of income; and (c) a reconciliation, for each line of the statement of income, between the restated amounts in accordance with IFRS 18 and the amounts previously presented in accordance with IAS 1.

• Interest received and interest paid will be classified, respectively, in the investing activities and financing activities in the statement of cash flow, according to IAS 7 – Statement of Cash Flows.

IFRS 18 and the amendments to the other standards will come into force for reporting periods beginning on or after January 1, 2027, with early adoption permitted, and must be disclosed. However, in Brazil early adoption is not allowed. IFRS 18 will apply retrospectively.

Amendments to IFRS 9 and IFRS 7 - Amendments to the Classification and Measurement of Financial Instruments

In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7 – Amendments to the Classification and Measurement of Financial Instruments, which introduce relevant modifications to the classification, measurement, and disclosure requirements of financial instruments.

The main changes introduced are as follows:

• A clarification that a financial liability is written off on the “settlement date” and the introduction of an accounting policy option (when certain conditions are met) to write off financial liabilities settled through an electronic payment system before the settlement date.

• Additional guidance on how contractual cash flows from financial assets with environmental, social and corporate governance (ESG) and similar characteristics should be evaluated.

• Clarifications on what constitutes “non-recourse characteristics” and what are the characteristics of contractually binding instruments.

• Introduction of new disclosure requirements for financial instruments with contingent characteristics and additional disclosure requirements for equity instruments measured at fair value through other comprehensive income (OCI).

The amendments are applicable for annual periods beginning on or after January 1, 2026, with early adoption allowed only for the classification of financial assets and the related disclosures.

The changes are not expected to have a material impact on the Company’s financial statements.

Amendment IAS 21 – Conversion of financial statements to a non-hyperinflationary currency

In November 2025, the IASB issued amendments to IAS 21 — The Effects of Changes in Foreign Exchange Rates — providing additional guidance on how entities should convert financial statements prepared in a non-hyperinflationary currency into a hyperinflationary presentation currency.

These specific changes aim to improve the quality of information and reduce the diversity of practices, providing greater consistency in the preparation of reports in hyperinflationary economies.

The amendments to IAS 21 – Effects of Changes in Foreign Exchange Rates – are effective for annual periods beginning on or after January 1, 2027, with early adoption permitted.

The changes are not expected to have a material impact on the Company’s financial statements.

Annual Improvements to IFRS Standards – Volume 11

In July 2024, the IASB issued nine narrow-scope amendments as part of its periodic maintenance of the IFRS standards. The amendments include clarifications, simplifications, corrections, or modifications intended to improve the consistency of the following standards: IFRS 1 –First-time Adoption of International Accounting Standards, IFRS 7 – Financial Instruments: Disclosure and its Guidance for the Implementation of IFRS 7, IFRS 9 – Financial Instruments, IFRS 10 – Consolidated Financial Statements and IAS 7 – Statement of Cash Flow.

The changes are not expected to have a material impact on the Company’s financial statements